                               John Hancock Funds

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                                  PACIFIC BASIN
                                  EQUITIES FUND



                                  ANNUAL REPORT

                                 August 31, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                    Chairman
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                                 Gail D. Fosler*
                                  Bayard Henry*
                               Richard S. Scipione
                               Edward J. Spellman*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                            Chief Financial Officer
                               Michael P. DiCarlo
                              Senior Vice President
                                   James K. Ho
                              Senior Vice President
                                  John A. Morin
                                 Vice President
                                 Susan S. Newton
           Vice President, Assistant Secretary and Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                                 TRANSFER AGENT
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             INVESTMENT SUB-ADVISERS
                   John Hancock Advisers International Limited
                                 34 Dover Street
                             London, England W1X3RA
                         Indosuez Asia Advisers Limited
                               One Exchange Square
                                 Suite 2606-2608
                                    Hong Kong

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse llp
                               160 Federal Street
                           Boston, Massachusetts 02110

                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through August, the Dow Jones Industrial Average has reached record highs and has grown, along with the Standard & Poor's 500-Stock Index, by more than 20%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

   On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While the Congressional rhetoric is just beginning to heat up, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

   We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

   Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

   Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ Edward J. Boudreau, Jr.
---------------------------

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

                              BY DAVID S. BECKWITH
                        FOR THE PORTFOLIO MANAGEMENT TEAM

                                  JOHN HANCOCK
                           PACIFIC BASIN EQUITIES FUND

            STRONGER U.S. DOLLAR IGNITES LATE-SUMMER RALLY IN JAPAN;
                        EMERGING MARKETS STABLE BUT DULL



    A more hospitable investment climate in Asia boosted performance during the second half of the Fund's fiscal year, but not enough to offset earlier losses. In Japan, where trade friction with the United States and a weak dollar had long undermined stocks, the dollar's recent strength contributed to a 20% jump in prices from early July 1995 through the end of August. Meanwhile in Asia's emerging markets, sentiment improved as investors overcame the debilitating effect of a string of international crises -- from the surprise devaluation of the Mexican peso last December to the collapse of Barings bank in February. While Asian emerging markets on the whole have been fairly quiet in recent months, Hong Kong has recovered nicely, helped by declining interest rates in the United States. The Fund's above-average stake in Hong Kong probably helped it outperform other Pacific region funds during the period. For the year ended August 31, 1995, John Hancock Pacific Basin Equities Fund's Class A and Class B shares had total returns of -7.65% and -8.38%, respectively, at net asset value. That was better than the average Pacific region fund, which lost 10.00% during the same period, according to Lipper Analytical Services.1 In the paragraphs that follow, we'll take a closer look at the Fund's performance, region by region, beginning with Japan.


[A 2 3/4" x 2 1/2" photo of David S. Beckwith at bottom center. Caption reads:
"David S. Beckwith, Portfolio Manager."]


JAPAN
   Thanks to a concerted effort by the world's central banks, the dollar recovered smartly versus the yen late in the summer, cheering Japanese


                                   [CAPTION]
"A MORE HOSPITABLE CLIMATE IN ASIA ... DURING THE SECOND HALF ... NOT ENOUGH TO OFFSET EARLIER LOSSES."

                John Hancock Funds - Pacific Basin Equities Fund

[Pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into 11 sections. Going from top left to right:
Short-Term Investments and Other 4%, Hong Kong 20%, Indonesia 3%, Australia 13%, Korea, 4%, Japan, 22%, Malaysia 9%, New Zealand 4%, Philippines 2%, Singapore 13%, Thailand, 6%. Footnote below reads: "As a percentage of net assets on August 31, 1995."]

exporters and spurring a sharp rally in Japanese markets. While the Fund's stake in Japan declined during the year from 31% of net assets to 22%, Japan and Hong Kong remain the focal points of the Fund's investments. Internally, our focus has shifted somewhat in recent months. We sold on strength some of the Fund's industrial stocks, including Sumitomo Osaka Cement and steel producer NKK, which had surged with the demand for building materials following the Kobe earthquake. We also added to the Fund's stake in retailers such as Marui and Jusco. Retail stocks tend to perform well in the early stages of economic recovery.

HONG KONG
With its close ties to U.S. financial markets, Hong Kong is especially sensitive to movements in U.S. interest rates. That was a disadvantage during much of 1994 but an advantage in 1995 as U.S. interest rates peaked and Hong Kong stocks rallied, climbing 12% from the beginning of the year through the end of August. The Fund's largest local investment at the end of the period was a bank, HSBC Holdings, one of several investments in interest-rate-sensitive sectors such as finance and real estate. We preserved large holdings as well in CITIC Pacific and Swire Pacific, both broad-based conglomerates with good exposure to China. Overall, our stake in Hong Kong declined slightly to 20% of the Fund's net assets. Because earnings growth has slowed in recent months, we may look for opportunities to trim our Hong Kong holdings further in the months ahead.

AUSTRALIA/NEW ZEALAND
Australia and New Zealand collectively accounted for about 17% of the Fund's net assets at the end of the period. Traditionally we've emphasized mining and natural resources stocks in this part of the world, but here, too, our focus has begun to shift towards other sectors. While we still have large stakes in Broken Hill Proprietary, an Australian natural resources conglomerate, and Carter Holt Harvey, a New Zealand building products company, those stocks have not been top performers lately. On the other hand, News Corp., the Australian media conglomerate, surged during the period, buoyed by the wave of media mergers and consolidations in the United States. Another example of our growing diversification in the region is Woolworth's, an Australian retailer not to be confused with the U.S. company of the same name.

[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers. The first listing is News Corp. followed by an up arrow and the phrase "Buoyed by industry mergers." The second listing is Carter Holt Harvey followed by a sideways arrow and the phrase "Momentum slowed." The third listing is Aokam Perdana followed by a down arrow and the phrase "Disappointing earnings." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."]


                                   [CAPTION]
    "JAPAN AND HONG KONG REMAIN THE FOCAL POINTS OF THE FUNDS INVESTMENTS."

                John Hancock Funds - Pacific Basin Equities Fund

[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended August 31, 1995." The chart is scaled in increments of 3% from bottom to top, with 0% at the top and -12% at the bottom. Within the chart there are three solid bars. The first represents the -7.65% total return for the John Hancock Pacific Basin Equities Fund: Class
A. The second represents the -8.38% total return for the John Hancock Pacific Basin Equities Fund: Class B. The third represents the -10.00% total return for the average Pacific region fund. A footnote below reads: "The total returns for John Hancock Pacific Basin Equities Fund are at net asset value with all distributions reinvested. The average pacific region fund is tracked by Lipper Analytical Services. (1) See following page for historical performance information."]


SINGAPORE/MALAYSIA/THAILAND
Asia's emerging markets have stabilized since the wave of international crises last winter but have failed so far to recapture much interest from investors, resulting in flat returns. In Singapore, which accounts for 13% of the Fund's net assets, our largest investments are Keppel, a conglomerate involved in banking, property and shipping; and Fraser & Neave, which recently got the green light to build a bottling plant in Ho Chi Minh City. In Malaysia, we had bad luck with a building products company that reported disappointing earnings. In Thailand, our main holding is Bangkok Bank, a play on economic growth in the Pacific Rim. In recent months we've established a small position -- about 4% -- in Korea, with stocks such as Samsung Electronics and Korea Electric Power. Both are well-run companies with established market positions. They're likely to attract growing interest from investors as Korea becomes more accessible to foreigners.

OUTLOOK
Asian markets have been in a consolidation phase since the heady days of 1993, when stock prices soared throughout the region. That's been true despite the fact that Asia remains the fastest growing region of the world economy. As growth translates into earnings, and valuations such as price-to-earnings ratio continue to improve, Asian markets seem poised for an eventual recovery. The timing, however, remains a question mark. Meanwhile, we'll continue our search for top companies in promising industries. One trend we'll be watching is the growing market for home computers in Japan, where market penetration currently is only about 12%, compared to more than 35% in the United States. That has positive long-term implications for Japanese technology stocks, many of which are cheaper today than their U.S. counterparts.


-------------------------------------------------------------------------------
(1)Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

International investing involves special risks, including currency and political risks and differences in accounting standards and financial reporting.


                                   [CAPTION]
            "...ASIAN MARKETS SEEM POISED FOR AN EVENTUAL RECOVERY."

                              A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for John Hancock Pacific Basin Equities Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's shares. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Performance is affected by a 12b-1 plan, which commenced on September 8, 1987 and March 7, 1994 for Class A and Class B shares, respectively. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost depending on when you sell them.

Note: Participant-directed defined-contribution plans with at least 100 eligible employees at inception of the Fund account may purchase Class A shares without an initial sales charge as of March 15, 1995. If those shares are redeemed, however, during the year following the calendar year end during which they were purchased, a contingent deferred sales charge will be assessed.

                            CUMMULATIVE TOTAL RETURNS
                       FOR THE PERIOD ENDED JUNE 30, 1995

                                                ONE      FIVE         LIFEOF
                                               YEAR      YEARS         FUND
                                               ----      -----         ----
Pacific Basin Equities Fund: Class A          (8.56%)    35.20%        71.64%(1)
Pacific Basin Equities Fund: Class B          (9.25%)    (9.51%)(1)    N/A

                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR THE PERIOD ENDED JUNE 30, 1995

                                                ONE      FIVE         LIFEOF
                                               YEAR      YEARS         FUND
                                               ----      -----         ----
Pacific Basin Equities Fund: Class A          (8.56%)     6.22%        7.16%(1)
Pacific Basin Equities Fund: Class B          (9.25%)    (7.24%)(1)    N/A



                              NOTES TO PERFORMANCE
(1) Class A shares started on September 8, 1987, and Class B shares started on March 7, 1994.

                    WHAT HAPPENED TO A $10,000 INVESTMENT...


The charts on the right show how much a $10,000 investment in the John Hancock Pacific Basin Equities Fund would be worth on August 31, 1995, assuming you had been invested since the day each class of shares started and had reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International Pacific Index -- an unmanaged index that measures performance for a diverse range of global stock markets, including Australia, Hong Kong, Japan, New Zealand, and Singapore/Malaysia.

JOHN HANCOCK PACIFIC BASIN EQUITIES FUND
CLASS A SHARES

[Line chart with the heading John Hancock Pacific Basin Equities Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on September 8, 1987, before sales charge, and is equal to $18,439 as of August 31, 1995. The second line represents the John Hancock Pacific Basin Equities Fund after sales charge and is equal to $17,511 as of August 31, 1995. The third line represents the value of the Morgan Stanley Capital International Pacific Index and is equal to $11,388 as of August 31, 1995.]

JOHN HANCOCK PACIFIC BASIN EQUITIES FUND
CLASS B SHARES

[Line chart with the heading John Hancock Pacific Basin Equities Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Morgan Stanley Capital International Pacific Index and is equal to $9,617 as of August 31, 1995. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund on March 7, 1994, before sales charge, and is equal to $9,605 as of August 31, 1995. The third line represents the John Hancock Pacific Basin Equities Fund after sales charge and is equal to $9,220 as of August 31, 1995.]

                              FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund


STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995
-------------------------------------------------------------------

ASSETS:
  Investments at value - Note C:
   Common stocks (cost - $47,312,553) ...............   $49,005,664
   Joint repurchase agreement (cost - $404,000) .....       404,000
                                                        -----------
                                                         49,409,664
  Cash ..............................................           628
  Foreign currency, at value (cost - $2,298,631) ....     2,162,102
  Receivable for shares sold ........................        29,712
  Receivable for investments sold ...................       547,615
  Interest receivable ...............................            65
  Dividends receivable ..............................        49,116
                                                        -----------
                    Total Assets ....................    52,198,902
                    -----------------------------------------------
LIABILITIES:
  Payable for shares repurchased ....................        35,871
  Payable for investments purchased .................       103,467
  Foreign taxes payable .............................        61,007
  Payable to John Hancock Advisers, Inc. and
   affiliates - Note B ..............................       129,914
  Accounts payable and accrued expenses .............        83,754
                                                        -----------
                    Total Liabilities ...............       414,013
                    -----------------------------------------------
NET ASSETS:
  Capital paid-in ...................................    50,963,701
  Accumulated net realized loss on investments and
   foreign currency transactions ....................      (684,988)
  Net unrealized appreciation of investments and
   foreign currency transactions ....................     1,506,176
                                                        -----------
                    Net Assets ......................   $51,784,889
                    ===============================================
NET ASSET VALUE PER SHARE:
  (Based on net asset values and shares of beneficial
  interest outstanding - unlimited number of shares
  authorized with no par value, respectively)
  Class A - $37,417,107 / 2,651,955 .................   $     14.11
  =================================================================
  Class B - $14,367,782 / 1,029,129 .................   $     13.96
  =================================================================
MAXIMUM OFFERING PRICE PER SHARE *
  Class A - ($14.11 x 105.26%) ......................   $     14.85
  =================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON AUGUST 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED
AND EXPENSES INCURRED IN OPERATING THE FUND.IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

STATEMENT OF OPERATIONS
Year ended August 31, 1995
-----------------------------------------------------------------------

INVESTMENT INCOME:

  Dividends (net of foreign withholding taxes of $72,607)    $1,046,882
  Interest ..............................................       117,947
                                                             ----------
                                                              1,164,829
                                                             ----------
  Expenses:
   Investment management fee - Note B ...................       430,725
   Transfer agent fee - Note B
     Class A ............................................       167,564
     Class B ............................................        60,092
   Custodian fee ........................................       126,116
   Distribution/service fee - Note B
     Class A ............................................       124,405
     Class B ............................................       123,724
   Registration and filing fees .........................        58,256
   Printing .............................................        40,987
   Auditing fee .........................................        30,750
   Legal fees ...........................................        17,384
   Trustees' fees .......................................         6,024
   Miscellaneous ........................................         5,526
                                                             ----------
                    Total Expenses ......................     1,191,553
                    ---------------------------------------------------
                    Net Investment Loss .................       (26,724)
                    ---------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on investments sold .................      (761,693)
  Net realized loss on foreign currency transactions ....      ( 47,300)
  Change in net unrealized appreciation/depreciation
   of investments .......................................    (3,737,328)
  Change in net unrealized appreciation/depreciation
   of foreign currency transactions .....................       (59,090)
                    Net Realized and Unrealized              ----------
                    Loss on Investments and
                    Foreign Currency Transactions .......    (4,605,411)
                    ===================================================
                    Net Decrease in Net Assets
                    Resulting from Operations ...........   $(4,632,135)
                    ===================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           YEAR ENDED AUGUST 31,
                                                                                                         --------------------------
                                                                                                             1995          1994
                                                                                                         ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment loss..................................................................................   $   (26,724)  $  (270,589)
  Net realized gain (loss) on investments sold and foreign currency transactions.......................      (808,993)    2,359,655
  Change in net unrealized appreciation/depreciation of investments and foreign currency transactions..    (3,796,418)    4,022,518
                                                                                                          -----------   -----------
   Net Increase (Decrease) in Net Assets Resulting from Operations.....................................    (4,632,135)    6,111,584
                                                                                                          -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net realized gain on investments sold and foreign currency transactions
   Class A - ($0.5482 and $0.4050 per share, respectively).............................................    (1,615,390)     (815,022)
   Class B** - ($0.5482 and none per share, respectively)..............................................      (485,450)           --
                                                                                                         ------------   -----------
     Total Distributions to Shareholders...............................................................    (2,100,840)     (815,022)
                                                                                                         -------------  -----------

FROM FUND SHARE TRANSACTIONS -- NET*...................................................................    (1,223,114)   39,876,044
                                                                                                         ------------   -----------

NET ASSETS:

  Beginning of period..................................................................................    59,740,978    14,568,372
                                                                                                         ------------   -----------
  End of period........................................................................................   $51,784,889   $59,740,978
                                                                                                         ============   ===========

* ANALYSIS OF FUND SHARE TRANSACTIONS:


                                                                                      YEAR ENDED AUGUST 31,
                                                                   -------------------------------------------------------
                                                                             1995                          1994
                                                                   --------------------------   --------------------------
                                                                     SHARES         AMOUNT        SHARES         AMOUNT
                                                                   ----------     -----------   -----------    -----------
CLASS A
Shares sold......................................................   1,831,046     $25,781,273     3,060,288   $ 45,798,982
Shares issued to shareholders in reinvestment of distributions...     112,000       1,558,965        50,799        779,990
                                                                   ----------     -----------   -----------   ------------
                                                                    1,943,046      27,340,238     3,111,087     46,578,972
Less shares repurchased..........................................  (2,455,590)    (34,756,404)   (1,044,694)   (15,671,855)
                                                                   ----------     -----------   -----------   ------------
Net increase (decrease)..........................................    (512,544)    $(7,416,166)    2,066,393   $ 30,907,117
                                                                   ==========     ===========   ===========   ============

CLASS B **
Shares sold......................................................   1,880,511     $26,138,987       633,031   $  9,493,869
Shares issued to shareholders in reinvestment of distributions...      31,341         434,079            --             --
                                                                   ----------     -----------   -----------   ------------
                                                                    1,911,852      26,573,066       633,031      9,493,869
Less shares repurchased..........................................  (1,481,266)    (20,380,014)      (34,488)      (524,942)
                                                                   ----------     -----------   -----------   ------------
Net increase.....................................................     430,586     $ 6,193,052       598,543   $  8,968,927
                                                                   ==========     ===========   ===========   ============

**Class B shares commenced operations on March 7, 1994


                      SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund


FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated, investment returns, key ratios and supplemental data are as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR ENDED AUGUST 31,
                                                                       -----------------------------------------------------------
                                                                         1995           1994        1993         1992        1991
                                                                       -------        -------      -------      ------      ------
CLASS A
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period...............................  $ 15.88        $ 13.27      $  8.87      $ 9.05      $10.34
                                                                       -------        -------      -------      ------      ------
  Net Investment Income (Loss).......................................     0.02(a)(d)    (0.10)(a)    (0.11)(a)   (0.07)(a)   (0.01)
  Net Realized and Unrealized Gain (Loss) on Investments and Foreign
   Currency Transactions.............................................    (1.24)          3.12         4.51       (0.11)      (0.33)
                                                                       -------        -------      -------      ------      ------
   Total from Investment Operations..................................    (1.22)          3.02         4.40       (0.18)      (0.34)
                                                                       -------        -------      -------      ------      ------
  Less Distributions:
  Distributions from Net Realized Gain on Investments Sold and
   Foreign Currency Transactions.....................................    (0.55)         (0.41)          --          --       (0.95)
                                                                       -------        -------      -------      ------      ------
   Total Distributions...............................................    (0.55)         (0.41)          --          --       (0.95)
                                                                       -------        -------      -------      ------      ------
  Net Asset Value, End of Period.....................................  $ 14.11        $ 15.88      $ 13.27      $ 8.87      $ 9.05
                                                                       =======        =======      =======      ======      ======
  Total Investment Return at Net Asset Value.........................    (7.65%)        22.82%       49.61%      (1.99%)     (2.15%)
  Total Adjusted Investment Return at Net Asset Value (c)(e).........       --             --        48.31%      (5.57%)     (5.19%)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)..........................  $37,417        $50,261      $14,568      $3,222      $4,065
  Ratio of Expenses to Average Net Assets**..........................     2.05%          2.43%        2.94%       2.73%       2.75%
  Ratio of Adjusted Expenses to Average Net Assets (c)...............       --             --         4.24%       6.31%       5.79%
  Ratio of Net Investment Income (Loss) to Average Net Assets........     0.13%(d)      (0.66%)      (0.98%)     (0.82%)     (0.06%)
  Ratio of Adjusted Net Investment Loss to Average Net Assets (c)....       --             --        (2.28%)     (4.40%)     (3.10%)
  Portfolio Turnover Rate............................................       48%            68%         171%        179%        151%
  **Expense Reimbursement Per Share..................................       --             --      $  0.14      $ 0.31      $ 0.24


THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: NET INVESTMENT INCOME, GAINS (LOSSES), DIVIDENDS AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE END OF THE PREVIOUS PERIOD. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund

FINANCIAL HIGHLIGHTS (continued)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 PERIOD
                                                                                                 YEAR ENDED      ENDED
                                                                                                 AUGUST 31,    AUGUST 31,
                                                                                                    1995          1994
                                                                                                 ----------    ----------
CLASS B**
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period.........................................................   $ 15.84        $15.11(b)
                                                                                                  -------        ------
  Net Investment Loss..........................................................................     (0.09)(a)     (0.09)(a)
  Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions............     (1.24)         0.82
                                                                                                  -------        ------
   Total from Investment Operations............................................................     (1.33)         0.73
                                                                                                  -------        ------
  Less Distributions:
  Distributions from Net Realized Gain on Investments Sold and Foreign Currency Transactions...     (0.55)           --
                                                                                                  -------        ------
   Total Distributions.........................................................................     (0.55)           --
                                                                                                  -------        ------
  Net Asset Value, End of Period...............................................................   $ 13.96        $15.84
                                                                                                  =======        ======
  Total Investment Return at Net Asset Value...................................................     (8.38%)        4.83%

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)....................................................   $14,368        $9,480
  Ratio of Expenses to Average Net Assets......................................................      2.77%         3.00%*
  Ratio of Net Investment Loss to Average Net Assets...........................................     (0.66%)       (1.40%)*
  Portfolio Turnover Rate......................................................................        48%           68%

  * On an annualized basis.

 ** Class B shares commenced operations on March 7, 1994.

(a) On average month end shares outstanding.

(b) Initial price at commencement of operations.

(c) On an unreimbursed basis without expense reduction.

(d) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the Fund.

(e) Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund


THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE PACIFIC BASIN EQUITIES FUND ON AUGUST 31, 1995. IT'S DIVIDED INTO TWO MAIN
CATEGORIES: COMMON STOCKS AND SHORT-TERM INVESTMENTS. COMMON STOCKS ARE FURTHER BROKEN DOWN BY COUNTRY. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

SCHEDULE OF INVESTMENTS
August 31, 1995
-------------------------------------------------------------------------------------
                                                                             MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES         VALUE
-------------------                                  ----------------      ----------
COMMON STOCKS
AUSTRALIA (12.50%)
  Amcor Ltd. (Paper)............................         160,000           $1,246,222
  Australian National Industries Ltd.
   (Diversified Operations).....................         730,000              642,132
  Broken Hill Proprietary Co., Ltd.
   (Diversified Operations).....................         121,000            1,755,733
  News Corp. Ltd. (The) (Publishing)............         207,000            1,188,993
  TNT Ltd. (Transportation).....................         365,600*             497,509
  Woolworth's Ltd. (Retail).....................         501,000*           1,145,057
                                                                           ----------
                                                                            6,475,646
                                                                           ----------
HONG KONG (19.91%)
  Amoy Properties Ltd. (Real Estate)............         550,000*             493,799
  Cheung Kong (Holdings) Ltd.
   (Real Estate)................................         150,000              744,090
  CITIC Pacific Ltd. (Diversified Operations)...         400,000            1,139,388
  Harbin Power Equipment Co., Ltd.
   (Machinery)**................................       1,300,000*             310,683
  Hongkong Electric Holdings Ltd.
   (Utilities)..................................         300,000            1,040,563
  Hong Kong Telecommunications Ltd.
   (Telecommunications).........................         200,000*             361,710
  HSBC Holdings Ltd. (Banks)....................         130,000            1,746,544
  Hutchison Whampoa Ltd,
   (Diversified Operations).....................         180,000*             867,330
  Hysan Development Co., Ltd.
   (Real Estate)................................         380,000*             797,701
  Sun Hung Kai Properties Ltd.
   (Real Estate)................................         160,000            1,162,641
  Swire Pacific Ltd. (A Shares)
   (Diversified Operations).....................         170,000            1,273,737
  Yizheng Chemical Fibre Co., Ltd.
   (Chemicals)..................................       1,250,000*             371,399
                                                                          -----------
                                                                           10,309,585
                                                                          -----------
INDONESIA (3.23%)
  PT Bank International Indonesia (Banks).......         239,800              867,575
  PT Indonesian Satellite, American
   Depositary Receipts
   (Telecommunications).........................          20,000*             702,500
  PT Semen Gresik (Building Products) #                   35,000*             105,008
                                                                          -----------
                                                                            1,675,083
                                                                          -----------
JAPAN (21.83%)
  Daido Steel Co., Ltd. (Steel).................         200,000          $ 1,012,581
  Fanuc Ltd. (Machinery)........................          18,000              822,952
  Itochu Corp. (Diversified Operations).........         200,000            1,243,735
  Jusco Co., Ltd. (Retail)......................          63,000            1,411,169
  Marui Co., Ltd. (Retail)......................          69,000            1,213,869
  Matsushita Electric Industrial Co., Ltd.
   (Electronics)................................          60,000*             938,938
  Minebea Co., Ltd. (Machinery).................         100,000*             777,335
  Sanwa Bank Ltd. (Banks).......................          39,000*             745,934
  Seino Transportation Co., Ltd.
   (Transportation).............................          50,000              833,589
  Sumitomo Trust & Banking Co., Ltd.
   (The) (Banks)................................         110,000*           1,496,369
  Toshiba Corp. (Electronics)...................         112,000              808,755
                                                                          -----------
                                                                           11,305,226
                                                                          -----------
KOREA (3.91%)
  Korea Line Co. (Transportation)...............          12,000*             364,718
  Korea Electric Power Corp. (Utilities)........          22,000*             773,927
  L.G. Chemical Ltd. (Chemicals)................          10,000*             208,226
  Samsung Electronics Co. (Electronics)**.......           3,700*             669,943
  Samsung Electronics Co. (Ord New 3)...........
   (Electronics)**..............................              45*               8,148
                                                                          -----------
                                                                            2,024,962
                                                                          -----------
MALAYSIA (8.53%)
  Aokam Perdana Berhad
   (Building Products)..........................         170,400              416,609
  DCB Holdings Berhad (Banks)...................         120,000*             355,912
  Land & General Berhad (Real Estate)...........         450,000            1,442,886
  Petronas Gas Berhad (Oil & Gas)**.............          43,000*             137,876

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund


                                                                            MARKET
ISSUER, DESCRIPTION                                  NUMBER OF SHARES        VALUE
-------------------                                  ----------------     -----------
MALAYSIA (CONTINUED)
  Resorts World Berhad (Leisure &
   Recreation)....................................        250,000*        $ 1,302,605
  Sime Darby Berhad (Diversified
   Operations)....................................        300,000*            763,527
                                                                          -----------
                                                                            4,419,415
                                                                          -----------
NEW ZEALAND (3.86%)
  Brierley Investments Ltd. (Diversified
   Operations)....................................        735,000*            544,940
  Carter Holt Harvey Ltd. (Building
   Products)......................................        393,600             895,942
  Telecom Corporation of New Zealand
   (Telecommunications)...........................        140,000             555,411
                                                                          -----------
                                                                            1,996,293
                                                                          -----------
PHILIPPINES (2.09%)
  Benpres Holdings Corp., Global
   Depositary Receipts
   (Diversified Operations)**.....................          2,000*             14,500
  Manila Electric Co. (B Shares) (Utilities)......         71,800*            570,633
  Pilipino Telephone Corp.
   (Telecommunications)**.........................        513,000*            494,792
                                                                          -----------
                                                                            1,079,925
                                                                          -----------
SINGAPORE (13.01%)
  Fraser & Neave Ltd. (Beverages).................        100,000           1,132,845
  Hongkong Land Holdings Ltd.
   (Real Estate)..................................        280,000             509,600
  Jardine Matheson Holdings Ltd.
   (Diversified Operations).......................        130,000             936,000
  Keppel Corp. Ltd. (Diversified
   Operations)....................................        160,000           1,283,422
  Oversea-Chinese Banking Corp, (Banks)                    62,000*            698,002
  Singapore Press Holdings Ltd.
   (Publishing)...................................         82,440           1,136,943
  United Overseas Bank Ltd. (Banks)                       120,000*          1,038,559
                                                                          -----------
                                                                            6,735,371
                                                                          -----------
THAILAND (5.76%)
  Bangkok Bank (Banks)............................        125,000           1,396,648
  Electricity Generating Public Co., Ltd.
   (Utilities)**..................................        110,000*            344,573
  Italian-Thai Development Public Co., Ltd.
   (Construction).................................         64,000*            735,515
  Shinawatra Computer and Communication
   Public Co., Ltd. (Telecommunications)..........         22,000*            507,422
                                                                          -----------
                                                                            2,984,158
                                                                          -----------
                               TOTAL COMMON STOCKS
                                (Cost $47,312,553)         (94.63%)        49,005,664
                                                          -------         -----------

                                          INTREST        PAR VALUE              MARKET
ISSUER, DESCRIPTION                         RATE       (000'S OMITTED)           VALUE
-------------------                       -------      ---------------       ------------
SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (0.78%)
  Investment in a joint repurchase
   agreement transaction with UBS
   Securities Inc. - Dated 08-31-95,
   Due 09-01-95 (secured by U.S.
   Treasury Bill, 5.540% Due 05-30-96
   and by U.S. Treasury Note, 5.625%
   Due 01-31-98) - Note A..............    5.80%         $   404             $   404,000
                                                                             -----------
     TOTAL SHORT-TERM INVESTMENTS
                   (Cost $404,000)                         (0.78%)               404,000
                                                         -------             -----------
                TOTAL INVESTMENTS                         (95.41%)           $49,409,664
                                                         =======             ===========

 *  Securities, other than short-term investments, newly added to the portfolio during the year ended August 31, 1995.

**  Non-income producing security.

 #  Security purchased on a delayed delivery basis. The Fund has segregated cash equal to the amount of the delayed delivery security. The price of the underlying security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund


INDUSTRY DIVERSIFICATION (Unaudited)
--------------------------------------------------------------------------------
THE FUND PRIMARILY INVESTS IN SECURITIES ISSUED BY COMPANIES OF OTHER COUNTRIES, PRIMARILY IN THE PACIFIC BASIN REGION. THE PERFORMANCE OF THE FUND IS CLOSELY TIED TO THE ECONOMIC CONDITIONS WITHIN THE COUNTRIES IT INVESTS. THE CONCENTRATION OF INVESTMENTS BY COUNTRY FOR INDIVIDUAL SECURITIES HELD BY THE FUND IS SHOWN IN THE SCHEDULE OF INVESTMENTS. IN ADDITION, THE CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY VARIOUS INDUSTRY GROUPS. THE TABLE BELOW SHOWS THE PERCENTAGES OF THE FUND'S INVESTMENTS AT AUGUST 31, 1995 ASSIGNED TO THE VARIOUS INVESTMENT CATEGORIES.

                                                                MARKET VALUE OF
                                                                SECURITIES AS A
INVESTMENT CATEGORIES                                           % OF NET ASSETS
---------------------                                           ---------------
Banks.......................................................         16.12%
Beverages...................................................          2.19
Building Products...........................................          2.74
Chemicals...................................................          1.12
Construction................................................          1.42
Diversified Operations......................................         20.21
Electronics.................................................          4.68
Leisure & Recreation........................................          2.51
Machinery...................................................          3.69
Oil & Gas...................................................          0.27
Paper.......................................................          2.41
Publishing..................................................          4.49
Real Estate.................................................          9.95
Retail......................................................          7.28
Steel.......................................................          1.95
Telecommunications..........................................          5.06
Transportation..............................................          3.27
Utilities...................................................          5.27
Short-Term Investments......................................          0.78
                                                                     -----
                                           TOTAL INVESTMENTS         95.41%
                                                                     =====


                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series portfolios: John Hancock Pacific Basin Equities Fund (the "Fund"), John Hancock Global Rx Fund and John Hancock Global Retail Fund.

   The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission. Shareholders of a class which bears distribution/service expenses under terms of a distribution plan, have exclusive voting rights to such distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTION Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. For federal income tax purposes, the Fund has $586,066 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Fund, no capital gain distribution will be made. The carryforward expires on August 31, 2003. Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration. Additionally, net capital losses of $67,979 attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day (September 1, 1995) of the Fund's current taxable year. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principals. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be

                          NOTES TO FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund


in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

   At August 31, 1995, there were no open forward foreign currency exchange contracts.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S.dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

NOTE B --
MANAGEMENT FEE
AND TRANSACTIONS WITH AFFILIATES
AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada. The Fund and the Adviser also have a sub-investment management contract with John Hancock Advisers International Limited ("JHAI"), a wholly-owned subsidiary of the Adviser, under which JHAI, subject to the review of the Trustees and overall supervision of the Adviser, provides the Fund with investment management services and advice with respect

                          NOTES TO FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund


to that portion of the Fund's assets invested in countries other than the United States and Canada. The Adviser and Indosuez Asia Advisers Limited ("IAAL") have a second subadvisary contract. Pursuant to such contract, IAAL serves as co-subadviser to the Fund with JHAI. IAAL provides additional expertise in Asian and Pacific Basin countries.

   Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser pays JHAI a quarterly management fee equivalent, on an annual basis, to the sum of (a) 0.50% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.4375% of the Fund's average daily net asset value in excess of $200,000,000. As of September 1, 1994, JHAI has waived all but 0.05% of their fee. The Adviser pays IAAL a quarterly subadvisory fee at the annual rate of (a) 0.30% of the first $100,000,000 of the Fund's average daily net assets managed by IAAL plus (b) 0.40% of the gross management fee received by the Adviser pursuant to the investment management contract with respect to the Fund's average daily net assets in excess of $100,000,000 which are managed by IAAL (the rate increases to 50% on net assets in excess of $250,000,000).

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. Prior to January 1, 1995, JH Funds was known as John Hancock Broker Distribution Services, Inc. For the period ended August 31, 1995, net sales charges received with regard to sales of Class A shares amounted to $216,466. Out of this amount, $20,415 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $70,900 was paid as sales commissions to unrelated broker-dealers and $125,151 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include FDC, Tucker Anthony and Sutro.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended August 31, 1995, contingent deferred sales charges paid to JH Funds amounted to $51,067.

   In addition, to compensate JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

                          NOTES TO FINANCIAL STATEMENTS

                John Hancock Funds - Pacific Basin Equities Fund


   The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to January 1, 1995, Investor Services was known as John Hancock Fund Services, Inc. Effective January 1, 1995, Class A and Class B shares pay transfer agent fees based on transaction volume and the number of shareholder accounts. Prior to January 1, 1995, the Fund paid Investor Services a monthly transfer agent fee equivalent, on an annual basis, to 0.40% and 0.42% of the average daily net asset value of Class A and Class B shares of the Fund, respectively, plus out-of-pocket expenses incurred by Fund Services on behalf of the Fund for proxy mailings.

   Messrs. Edward J. Boudreau, Jr., Francis C. Cleary, Jr., and Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The Adviser owns 10,000 shares of beneficial interest of the Fund. Trustee Edward J. Boudreau, Jr. is Managing Director of JHAI. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended August 31, 1995, aggregated $24,184,740 and $26,307,535, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended August 31, 1995.

   The cost of investments owned at August 31, 1995 (including the joint repurchase agreement) for federal income tax purposes was $47,747,494. Gross unrealized appreciation and depreciation of investments aggregated $4,323,146 and $2,660,976, respectively, resulting in net unrealized appreciation of $1,662,170.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended August 31, 1995, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $135,800, a decrease in accumulated net investment loss of $26,724 and a decrease in capital paid-in of $162,524. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 1995. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principle.

                John Hancock Funds - Pacific Basin Equities Fund


REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of John Hancock Pacific Basin Equities Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Pacific Basin Equities Fund (the "Fund") (a portfolio of John Hancock World Fund) at August 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 17, 1995


TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended August 31, 1995.

   The Fund distributed to shareholders of record December 23, 1994 and paid on December 29, 1994, a capital gain dividend of $649,953. Shareholders were mailed a 1994 U.S. Treasury Department Form 1099-DIV in January 1995 representing their proportionate share. It is anticipated that there will be a distribution from sales of securities to shareholders of record on December 22, 1995 and payable December 28, 1995. Shareholders will receive a 1995 U.S. Treasury Department Form 1099-DIV in January 1996 representing their proportionate share.

   None of the distributions qualify for the dividends received deduction available to corporations.

[LOGO] JOHN HANCOCK FUNDS                                           Bulk Rate
A GLOBAL INVESTMENT MANAGEMENT FIRM                                U.S. Postage
101 HUNTINGTON AVENUE BOSTON, MA 02199-7603                            PAID
                                                                   Brockton, MA
                                                                  Permit No. 582



[A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."]





--------------------------------------------------------------------------------

   This report is for the information of shareholders of the John Hancock Pacific Basin Equities Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]


                                                                  JHD 58001 8/95